John Hancock
Small Cap Growth Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 97.6%		$387,309,814
(Cost $377,035,660)
Consumer discretionary 11.4%		45,305,572
Automobile components 2.8%
Fox Factory Holding Corp. (A)	60,798	5,406,158
Visteon Corp. (A)	43,098	5,757,031
Broadline retail 1.6%
Ollie’s Bargain Outlet Holdings, Inc. (A)	115,585	6,371,045
Hotels, restaurants and leisure 5.1%
Boyd Gaming Corp.	173,824	11,077,804
Texas Roadhouse, Inc.	85,534	9,229,119
Household durables 1.9%
Skyline Champion Corp. (A)	128,409	7,464,415
Consumer staples 5.7%		22,781,508
Beverages 2.0%
MGP Ingredients, Inc.	84,529	8,035,327
Consumer staples distribution and retail 1.8%
BJ’s Wholesale Club Holdings, Inc. (A)	57,209	3,584,144
Performance Food Group Company (A)	68,342	3,778,629
Food products 1.9%
Freshpet, Inc. (A)(B)	123,551	7,383,408
Energy 3.1%		12,266,065
Energy equipment and services 1.7%
Cactus, Inc., Class A	208,418	6,581,840
Oil, gas and consumable fuels 1.4%
Earthstone Energy, Inc., Class A (A)(B)	473,291	5,684,225
Financials 9.7%		38,622,595
Banks 2.6%
Axos Financial, Inc. (A)	269,024	10,174,487
Capital markets 1.3%
PJT Partners, Inc., Class A	77,827	5,245,540
Insurance 5.8%
Kinsale Capital Group, Inc.	46,100	13,967,378
Palomar Holdings, Inc. (A)	168,957	9,235,190
Health care 22.8%		90,300,412
Biotechnology 5.9%
Avid Bioservices, Inc. (A)	433,021	6,690,174
Halozyme Therapeutics, Inc. (A)	297,630	9,652,141
PTC Therapeutics, Inc. (A)	169,248	7,103,339
Health care equipment and supplies 6.6%
Inmode, Ltd. (A)	156,903	4,953,428
Lantheus Holdings, Inc. (A)	126,349	10,940,560
Merit Medical Systems, Inc. (A)	121,669	10,025,526
Health care providers and services 7.1%
Addus HomeCare Corp. (A)	100,769	9,084,325
AMN Healthcare Services, Inc. (A)	86,579	8,221,542
The Ensign Group, Inc.	122,546	10,858,801
Health care technology 2.1%
Evolent Health, Inc., Class A (A)	289,044	8,422,742
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 1.1%
CryoPort, Inc. (A)	236,167	$4,347,834
Industrials 17.7%		70,146,555
Aerospace and defense 2.6%
AeroVironment, Inc. (A)	110,318	10,304,804
Commercial services and supplies 6.4%
Heritage-Crystal Clean, Inc. (A)	179,046	5,937,165
MSA Safety, Inc.	59,321	8,160,197
The Brink’s Company	170,229	11,325,335
Machinery 2.4%
Chart Industries, Inc. (A)	57,352	6,293,235
EnPro Industries, Inc.	32,266	3,261,447
Trading companies and distributors 6.3%
Applied Industrial Technologies, Inc.	83,368	10,250,929
H&E Equipment Services, Inc.	158,630	5,704,335
Rush Enterprises, Inc., Class A	170,444	8,909,108
Information technology 24.3%		96,569,735
Communications equipment 2.6%
Calix, Inc. (A)	169,645	7,907,153
Extreme Networks, Inc. (A)	112,282	2,313,009
Electronic equipment, instruments and components 2.5%
Napco Security Technologies, Inc.	269,950	10,039,441
Semiconductors and semiconductor equipment 6.3%
Allegro MicroSystems, Inc. (A)	224,724	8,838,395
Axcelis Technologies, Inc. (A)	25,248	3,977,822
Impinj, Inc. (A)	40,547	4,149,580
Onto Innovation, Inc. (A)	75,652	8,121,242
Software 12.9%
DoubleVerify Holdings, Inc. (A)	355,293	12,389,067
Nutanix, Inc., Class A (A)	418,919	12,408,381
Sprout Social, Inc., Class A (A)	173,641	7,520,392
SPS Commerce, Inc. (A)	39,686	6,183,079
Workiva, Inc. (A)	131,346	12,722,174
Materials 2.9%		11,317,372
Chemicals 2.9%
Aspen Aerogels, Inc. (A)	541,448	3,557,313
Livent Corp. (A)(B)	336,662	7,760,059

	Yield (%)	Shares	Value
Short-term investments 7.7%			$30,630,823
(Cost $30,630,399)
Short-term funds 7.7%			30,630,823
John Hancock Collateral Trust (C)	4.5317(D)	1,713,357	17,125,684
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0038(D)	13,505,139	13,505,139

Total investments (Cost $407,666,059) 105.3%	$417,940,637
Other assets and liabilities, net (5.3%)	(20,905,624)
Total net assets 100.0%	$397,035,013

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $16,785,694.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-23.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,713,357	$12,646,327	$131,305,973	$(126,827,345)	$(996)	$1,725	$20,240	—	$17,125,684
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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